Fair Value Measurements (details) - Changes in Level 3 (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2013
Changes in Level 3 fair value category [Roll Forward]
Level 3 fair value category, beginning balance	$ 304	$ 289	$ 284
Level 3 fair value category, total realized and unrealized investment gains (losses) reported in net realized investment gains	1	3	16
Level 3 fair value category, total unrealized investment gains (losses) reported in increases (decreases) in other comprehensive income	1		(1)
Level 3 fair value category purchases	58	143	180
Level 3 fair value category sales	(1)	(1)	(58)
Level 3 fair value category settlements/maturities	(31)	(60)	(83)
Gross transfers into Level 3			15
Gross transfers out of Level 3	(32)	(74)	(64)
Level 3 fair value category, ending balance	300	300	289
Fixed maturities [Member]
Changes in Level 3 fair value category [Roll Forward]
Level 3 fair value category, beginning balance	267	255	230
Level 3 fair value category, total realized and unrealized investment gains (losses) reported in net realized investment gains	1	2	4
Level 3 fair value category, total unrealized investment gains (losses) reported in increases (decreases) in other comprehensive income	2		(2)
Level 3 fair value category purchases	58	142	180
Level 3 fair value category sales	(1)	(1)	(25)
Level 3 fair value category settlements/maturities	(31)	(60)	(83)
Gross transfers into Level 3			15
Gross transfers out of Level 3	(32)	(74)	(64)
Level 3 fair value category, ending balance	264	264	255
Other investments [Member]
Changes in Level 3 fair value category [Roll Forward]
Level 3 fair value category, beginning balance	37	34	54
Level 3 fair value category, total realized and unrealized investment gains (losses) reported in net realized investment gains		1	12
Level 3 fair value category, total unrealized investment gains (losses) reported in increases (decreases) in other comprehensive income	(1)		1
Level 3 fair value category purchases		1
Level 3 fair value category sales			(33)
Level 3 fair value category, ending balance	$ 36	$ 36	$ 34